STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 29, 2016
Stock Options
Transactions During Fiscal 2016
Transactions during fiscal 2016 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 24, 2015	1,173	$33.08
Granted	347	52.71
Exercised	(234)	26.23
Forfeited or canceled	(69)	48.58
Options outstanding at June 29, 2016	1,217	$39.12	4.7	$12,074
Options exercisable at June 29, 2016	608	$28.29	3.2	$11,285

Restricted Share Award
Transactions During Fiscal 2016
Transactions during fiscal 2016 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 24, 2015	1,159	$38.44
Granted	324	49.19
Vested	(402)	39.09
Forfeited	(83)	44.44
Restricted share awards outstanding at June 29, 2016	998	$42.68